Derivatives - Narrative (Details) $ in Thousands	3 Months Ended						6 Months Ended
	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Nov. 29, 2022 USD ($) instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Percentage of debt hedged by fixed interest rate	72.00%		13.00%				72.00%
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]			Other liabilities
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]			Non-current other liabilities
Other comprehensive income (loss), cash flow hedge, gain (loss), before reclassification and tax	$ (4,100)				$ 14,000		$ 5,000	$ 10,100
Other comprehensive income (loss), cash flow hedge, gain (loss), reclassification, before tax	(12,800)				1,400		$ (13,500)	$ 3,600
Senior Secured Term Loan | Senior Secured Term Loan
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Periodic principal payment	$ 2,014,882	$ 275,000	$ 250,000	$ 300,000	$ 150,000	$ 250,000
Interest Rate Caps | Total derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of interest rate derivatives held | instrument									2
Derivative, notional amount									$ 2,101,000
Derivative, fixed interest rate									0.42%
Derivative, variable interest rate, reference rate in excess of									4.75%
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount									$ 1,101,000
Derivative, fixed interest rate									3.40%
Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments | Level 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liability, current			1,900
Derivative liability, noncurrent			$ 500